Expense Example (Invesco Balanced-Risk Retirement 2050 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2050 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 81
3 Years	751
5 Years	1,447
10 Years	$ 3,302